Label	Element	Value
Themes Silver Miners ETF | Wheaton Precious Metals Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.60%
Themes Silver Miners ETF | Newmont Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.50%
Themes Silver Miners ETF | Franco-Nevada Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.40%
Themes Silver Miners ETF | Teck Resources Ltd.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.90%
Themes Silver Miners ETF | Zijin Mining Group Co. Ltd.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.80%
Themes Silver Miners ETF | Southern Copper Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
Themes Silver Miners ETF | Pan American Silver Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
Themes Silver Miners ETF | First Majestic Silver Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
Themes Silver Miners ETF | Coeur Mining, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
Themes Silver Miners ETF | Hecla Mining Co.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.30%
Themes Silver Miners ETF | Materials
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.70%
Themes Silver Miners ETF | Cash & Other
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%